Document and Entity Information	May 13, 2021
Cover [Abstract]
Entity Address, State or Province	NY
Security 12b Title	Class A Common Stock, $0.001 par value per share
Amendment Flag	false
Entity Central Index Key	0001319161
Document Type	8-K
Document Period End Date	May 13, 2021
Entity Registrant Name	Warner Music Group Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-32502
Entity Tax Identification Number	13-4271875
Entity Address, Address Line One	1633 Broadway
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	275-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Trading Symbol	WMG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false